Trust pass-through securities (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Trust Pass-through Securities

	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2023	2022

USD 225 million 1)	7.65%	Semi-annually, December 1	1996/2026	n.a.	67	72

USD 190 million 1)	7.625%	Semi-annually, November 15	1997/2037	n.a.	44	46

On December 31					111	118

Fair value of trust pass-through securities					125	133

1	Issued by a subsidiary of, and guaranteed by Aegon Ltd.
2	n.a. in above table should be read as “not applicable”.